Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	$ 95,234	$ 59,081
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	64,094	39,081
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	31,140	20,000
Level 3 | Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, fair value disclosure	440,800	329,700
Notes receivable, fair value disclosure	$ 497,300	$ 486,200